CASH AND CASH EQUIVALENTS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents
Total cash and cash equivalents	$ 125,282	$ 14,896	$ 24,399	$ 5,071	$ 8,523
Cash
Cash and cash equivalents
Total cash and cash equivalents	122,382	11,996		2,171
Money market funds
Cash and cash equivalents
Total cash and cash equivalents	$ 2,900	$ 2,900		$ 2,900